Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets
13.	Intangible assets:

The Company’s intangible assets include patents and licenses, computer software and artificial intelligence intellectual property.

	December 31, 2021			December 31, 2020
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	amortization	Amount	Amount	amortization	Amount
Patents and licenses	13,835	(13,328)	507	13,843	(13,019)	824
Computer Software	1,201	(1,194)	7	1,202	(1,195)	7
Artificial intelligence intellectual property	14,119	(10,293)	3,826	14,057	(7,437)	6,620
Total intangible assets	29,155	(24,815)	4,340	29,102	(21,651)	7,451

Amortization expense for the years ended December 31, 2021, 2020 and 2019 was $3.2 million, $3.0 million and $3.1 million respectively.

Estimated amortization expense for the next five years is: $3.0 million in 2022, $1.2 million in 2023, and $200,000 in 2024, 2025 and 2026.